Retirement benefit obligations - Schedule of Analysis of Defined Benefit Obligations (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Analysis of the defined benefit obligation
Defined benefit obligation	£ (26,571)	£ (27,118)
Active members
Analysis of the defined benefit obligation
Defined benefit obligation	(1,960)	(2,463)
Deferred members
Analysis of the defined benefit obligation
Defined benefit obligation	(6,722)	(7,080)
Dependants
Analysis of the defined benefit obligation
Defined benefit obligation	(1,486)	(1,429)
Pensioners
Analysis of the defined benefit obligation
Defined benefit obligation	£ (16,403)	£ (16,146)